Loans - Loans by Risk Rating (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
CreditQualityLineItems [Line Items]
Total Financing Receivables	$ 210,585,895	[1]	$ 218,582,630	[2]
Grade 1 (Prime) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	27,950		28,396
Grade 1 (Prime) [Member] | Residential Real Estate [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 1 (Prime) [Member] | Commercial Real Estate [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 1 (Prime) [Member] | Business Assets [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 1 (Prime) [Member] | Vehicles [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 1 (Prime) [Member] | Other [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 2 (Superior) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	23,831		580,713
Grade 2 (Superior) [Member] | Residential Real Estate [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 2 (Superior) [Member] | Commercial Real Estate [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables			339,757
Grade 2 (Superior) [Member] | Business Assets [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 2 (Superior) [Member] | Other [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 3 (Acceptable-Average) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	113,996,135		128,242,144
Grade 3 (Acceptable-Average) [Member] | Other [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 4 - Fair (Watch) [Member] | Unsecured [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 5 (Special Mention) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	17,289,056		17,560,288
Grade 5 (Special Mention) [Member] | Unsecured [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 5 (Special Mention) [Member] | Cash Value [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 5 (Special Mention) [Member] | Other [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 6 (Substandard) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	65,522,158		65,611,582
Grade 6 (Substandard) [Member] | Cash Value [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 6 (Substandard) [Member] | Other [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 7 (Doubtful) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	214,248
Grade 7 (Doubtful) [Member] | Unsecured [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 7 (Doubtful) [Member] | Cash Value [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 7 (Doubtful) [Member] | Residential Real Estate [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 7 (Doubtful) [Member] | Commercial Real Estate [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 7 (Doubtful) [Member] | Business Assets [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	140,716
Grade 7 (Doubtful) [Member] | Vehicles [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 7 (Doubtful) [Member] | Other [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 8 (Loss) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables			17,054
Grade 8 (Loss) [Member] | Unsecured [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 8 (Loss) [Member] | Cash Value [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 8 (Loss) [Member] | Residential Real Estate [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 8 (Loss) [Member] | Commercial Real Estate [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 8 (Loss) [Member] | Business Assets [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 8 (Loss) [Member] | Vehicles [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 8 (Loss) [Member] | Other [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 4 - Fair (Watch) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	13,512,517		6,542,453
Grade 4 - Fair (Watch) [Member] | Unsecured [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 4 - Fair (Watch) [Member] | Business Assets [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Grade 4 - Fair (Watch) [Member] | Other [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Unsecured [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	509,598		822,538
Unsecured [Member] | Grade 1 (Prime) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	261		900
Unsecured [Member] | Grade 2 (Superior) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	12,841		16,163
Unsecured [Member] | Grade 3 (Acceptable-Average) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	451,736		678,806
Unsecured [Member] | Grade 6 (Substandard) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	44,760		126,669
Cash Value [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	3,143,563		3,393,228
Cash Value [Member] | Grade 1 (Prime) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	27,689		27,496
Cash Value [Member] | Grade 2 (Superior) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	10,990		220,824
Cash Value [Member] | Grade 3 (Acceptable-Average) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	3,066,877		3,061,567
Cash Value [Member] | Grade 4 - Fair (Watch) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Cash Value [Member] | Grade 6 (Substandard) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	38,007
Cash Value [Member] | Grade 8 (Loss) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables			17,054
Cash Value [Member] | Grade 4 - Fair (Watch) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables			66,287
Residential Real Estate [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	21,754,221		24,604,432
Residential Real Estate [Member] | Grade 3 (Acceptable-Average) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	9,604,888		9,685,196
Residential Real Estate [Member] | Grade 5 (Special Mention) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	259,027		860,863
Residential Real Estate [Member] | Grade 6 (Substandard) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	11,264,273		13,077,811
Residential Real Estate [Member] | Grade 7 (Doubtful) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	73,532
Residential Real Estate [Member] | Grade 4 - Fair (Watch) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	552,501		980,562
Commercial Real Estate [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	180,747,485		185,352,416
Commercial Real Estate [Member] | Grade 3 (Acceptable-Average) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	97,757,272		111,762,353
Commercial Real Estate [Member] | Grade 5 (Special Mention) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	17,030,029		16,236,103
Commercial Real Estate [Member] | Grade 6 (Substandard) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	53,108,443		51,536,986
Commercial Real Estate [Member] | Grade 4 - Fair (Watch) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	1,285,174		5,477,217
Business Assets [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	2,474,070		2,621,853
Business Assets [Member] | Grade 3 (Acceptable-Average) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	1,514,300		1,758,313
Business Assets [Member] | Grade 4 - Fair (Watch) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables
Business Assets [Member] | Grade 5 (Special Mention) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables			288,068
Business Assets [Member] | Grade 6 (Substandard) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	819,054		575,472
Vehicles [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	1,539,830		1,686,508
Vehicles [Member] | Grade 2 (Superior) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables			3,969
Vehicles [Member] | Grade 3 (Acceptable-Average) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	1,284,242		1,295,909
Vehicles [Member] | Grade 5 (Special Mention) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables			175,254
Vehicles [Member] | Grade 6 (Substandard) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	247,621		192,989
Vehicles [Member] | Grade 4 - Fair (Watch) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	7,967		18,387
Other [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	417,128		101,655
Other [Member] | Grade 3 (Acceptable-Average) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	316,820
Other [Member] | Grade 6 (Substandard) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables			101,655
Other [Member] | Grade 4 - Fair (Watch) [Member]
CreditQualityLineItems [Line Items]
Total Financing Receivables	$ 100,308

[1]	Loan balances presented are gross of unearned loan fees of $1,116,166.
[2]	Loan balances presented are gross of unearned loan fees of $932,468.